STOCK-BASED COMPENSATION - Restricted Stock Activity (Details) - $ / shares		6 Months Ended		12 Months Ended
	Apr. 09, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Shares
Granted (in shares)	5,730,000
Restricted stock
Shares
Outstanding, beginning balance (in shares)		7,583,255	2,296,831	2,296,831
Granted (in shares)		0	1,191,011	3,757,661
Forfeited (in shares)		(171,231)	(594,607)
Vested (in shares)		542,114	741,789
Outstanding, ending balance (in shares)		6,869,910	2,151,446	7,583,255
Weighted Average Grant Date Fair Value per Share
Outstanding beginning balance (in dollars per share)		$ 4.61	$ 9.16	$ 9.16
Granted (in dollars per share)		0	5.34
Forfeited (in dollars per share)		5.62	7.15
Vested (in dollars per share)		4.91	9.28
Outstanding ending balance (in dollars per share)		$ 4.57	$ 7.36	$ 4.61